UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Saracen Energy Advisors, LP
Address: Five Greeway Plaza
         Suite 1310
         Houston, TX  77046

13F File Number:  28-12925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael R. Kutsch
Title:     Manager of Saracen LLC, the General Partner
Phone:     713.366.7014

Signature, Place, and Date of Signing:

     Michael R. Kutsch     Houston, Texas     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $99,946 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107     2911    60000 SH       SOLE                    60000
ARENA RESOURCES INC            COM              040049108     3981   102470 SH       SOLE                   102470
BIOFUEL ENERGY CORP            COM              09064Y109      475   880000 SH       SOLE                   880000
BRIGHAM EXPLORATION CO         COM              109178103      972    88475 SH       SOLE                    88475
CABOT OIL & GAS CORP           COM              127097103     1612    44600 SH       SOLE                    44600
CARBO CERAMICS INC             COM              140781105     2002    38800 SH       SOLE                    38800
CHESAPEAKE ENERGY CORP         COM              165167107     2530    70550 SH       SOLE                    70550
CORE LABORATORIES N V          COM              N22717107     1216    12000 SH       SOLE                    12000
DENBURY RES INC                COM NEW          247916208      402    21100 SH  CALL SOLE                    21100
DEVON ENERGY CORP NEW          COM              25179M103     3951    43327 SH       SOLE                    43327
ENCORE ACQUISITION CO          COM              29255W100     1620    38780 SH       SOLE                    38780
EXCO RESOURCES INC             COM              269279402     2872   176002 SH       SOLE                   176002
FOREST OIL CORP                COM PAR $0.01    346091705     4246    85600 SH       SOLE                    85600
GOODRICH PETE CORP             COM NEW          382410405     3015    69156 SH       SOLE                    69156
GREEN PLAINS RENEWABLE ENERG   COM              393222104      365    73871 SH       SOLE                    73871
GREY WOLF INC                  COM              397888108     7065   908149 SH       SOLE                   908149
HALLIBURTON CO                 COM              406216101     3954   122084 SH       SOLE                   122084
MDU RES GROUP INC              COM              552690109      380    13106 SH       SOLE                    13106
MGP INGREDIENTS INC            COM              55302G103     1461   514316 SH       SOLE                   514316
NATIONAL OILWELL VARCO INC     COM              637071101     4229    84200 SH       SOLE                    84200
NEWFIELD EXPL CO               COM              651290108     1328    41500 SH       SOLE                    41500
NOBLE CORPORATION              SHS              G65422100     2019    45996 SH       SOLE                    45996
NORTHERN OIL & GAS INC NEV     COM              665531109     7580   932369 SH       SOLE                   932369
OCEANEERING INTL INC           COM              675232102     1520    28500 SH       SOLE                    28500
OIL STS INTL INC               COM              678026105     2359    66737 SH       SOLE                    66737
PARALLEL PETE CORP DEL         COM              699157103      700    74312 SH       SOLE                    74312
PETROHAWK ENERGY CORP          COM              716495106     3983   184131 SH       SOLE                   184131
PLAINS EXPL& PRODTN CO         COM              726505100     1045    29720 SH       SOLE                    29720
PROSHARES TR                   ULTRASHRT O&G    74347R586      159     4100 SH       SOLE                     4100
RANGE RES CORP                 COM              75281A109     1453    33904 SH       SOLE                    33904
REX ENERGY CORPORATION         COM              761565100      899    57019 SH       SOLE                    57019
SANDRIDGE ENERGY INC           COM              80007P307      755    38500 SH       SOLE                    38500
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886     8445   207500 SH       SOLE                   207500
SMITH INTL INC                 COM              832110100      722    12315 SH       SOLE                    12315
SOUTHWESTERN ENERGY CO         COM              845467109     3650   119510 SH       SOLE                   119510
ST MARY LD & EXPL CO           COM              792228108     2565    71959 SH       SOLE                    71959
SUPERIOR ENERGY SVCS INC       COM              868157108     2111    67800 SH       SOLE                    67800
TESCO CORP                     COM              88157K101      188     8960 SH       SOLE                     8960
TETON ENERGY CORP              COM              881628101      284    91668 SH       SOLE                    91668
TRANSOCEAN INC NEW             SHS              G90073100     2928    26659 SH       SOLE                    26659
WEATHERFORD INTERNATIONAL LT   COM              G95089101     1116    44390 SH       SOLE                    44390
WILLBROS GROUP INC             COM              969199108     1299    49000 SH       SOLE                    49000
WILLIAMS COS INC DEL           COM              969457100       47     2000 SH       SOLE                     2000
XTO ENERGY INC                 COM              98385X106     3532    75929 SH       SOLE                    75929